Deferred tax - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax (Details) [Line Items]
Temporary differences	$ 1,088	$ 1,088
Rymco Medical
Deferred tax (Details) [Line Items]
Deferred tax asset	1,929	1,663
Temporary differences	$ 5,513	$ 4,752